Convertible Senior Notes - Summary of Debt Instruments Effective Interest Rates (Detail) - Cumulative Effect, Period of Adoption, Adjustment [Member]	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
The iQIYI 2023 Convertible Notes
Debt Instrument [Line Items]
Effective interest rates of the iQIYI Notes	4.41%	7.04%	7.04%
The iQIYI 2025 Convertible Notes
Debt Instrument [Line Items]
Effective interest rates of the iQIYI Notes	2.48%	6.01%	6.01%
The iQIYI 2026 Convertible Notes
Debt Instrument [Line Items]
Effective interest rates of the iQIYI Notes	4.53%	6.94%	6.94%
The iQIYI PAG Convertible Notes
Debt Instrument [Line Items]
Effective interest rates of the iQIYI Notes	12.27%